Columbia Acorn Trust

Columbia Acorn Fund
Columbia Acorn International
Columbia Acorn USA
Columbia Acorn Select
Columbia Acorn International Select
Columbia Thermostat Fund

Supplement dated October 6, 2006 to the
Class A, B and C prospectuses dated May 1, 2006

The Funds listed above are each a “Fund” and collectively, the “Funds,” and the Columbia Acorn Trust is referred to as the “Trust.”  This supplement is effective December 4, 2006.

1.   In the prospectus for each Fund, in the section entitled “The Fund — COMMISSIONS AND OTHER EXPENSES” footnote (1) of the table entitled “Shareholder Fees (commissions paid directly from your investment)” is deleted in its entirety. Additionally, the section entitled “Your Account — OTHER INFORMATION ABOUT YOUR ACCOUNT — Account Fees” is deleted in its entirety.

2.   In the prospectuses for Columbia Acorn International, Columbia Acorn International Select and Columbia Thermostat Fund, the section entitled “Your Account - INVESTMENT MINIMUMS” is deleted in its entirety and replaced with the following:

INVESTMENT MINIMUMS

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500.  The investment minimum is applied at the class level.  For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000.  For non-omnibus group retirement plans, the investment minimum is determined based on the plan’s investment rather than on the separate investments of its individual participants.  For investors establishing an automatic investment plan, the minimum initial investment is $50.  There is no minimum initial investment for omnibus accounts or wrap accounts.

The minimum investment for additional purchases of Class A, Class B and Class C shares is $50 for all investors.

The Fund reserves the right to change these investment minimums.  The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.  In addition, pursuant to the Trust’s Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment restrictions.

Please see the Statement of Additional Information for more details on investment minimums.

3.  In the prospectus for each Fund:

(a)   The table entitled “Outlined below are the various options for buying shares:” in the section entitled “Your Account — INVESTMENT MINIMUMS” is amended by adding the following to the end thereof:

Through the internet                                                                                   You may purchase Fund shares through the internet.  You will be required to accept the terms of an online agreement and to use a password in order to make internet purchases.  The transfer agent has procedures in place to authenticate electronic instructions given via the internet.  For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.

(b)   The section entitled “Your Account — SALES CHARGES (COMMISSIONS) — Reduced Sales Charges (Commissions) for Larger Investments — A. What are the principal ways to obtain a breakpoint discount? — Rights of Accumulation” is deleted in its entirety and replaced by the following:

Rights of Accumulation The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares’ current public offering price.

(c)   The section entitled “Your Account — SALES CHARGES (COMMISSIONS) — Reduced Sales Charges (Commissions) for Larger Investments —B. What accounts are eligible for breakpoint discounts?” is deleted in its entirety and replaced by the following:

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

•         Individual accounts

•         Joint accounts

•         Certain IRA accounts

•         Certain trusts

•         UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your ‘‘immediate family’’ include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law.  Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares.  An account is not eligible to the extent it holds an institutional class of shares of a money market fund or Class R shares of any fund.  The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation.  Non-institutional class investments in money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

(d)  The following language is added to the end of the first paragraph of the section entitled “Your Account — HOW TO EXCHANGE SHARES”:

You also may exchange your shares through the internet.  You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges.  The transfer agent has procedures in place to authenticate electronic instructions given via the internet.  For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.

(e)  The paragraph immediately preceding the table captioned “Outlined below are the various options for selling shares:” in the section captioned “Your Account — HOW TO SELL SHARES” is deleted in its entirety and replaced by the following:

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in ‘‘good form’’).  However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned.  No interest will be paid on uncashed redemption checks.  Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph ‘‘Non-Cash Redemptions’’ under the section ‘‘How to Sell Shares’’ in the Statement of Additional Information.

(f)  The row captioned “By wire” in the table entitled “Outlined below are the various options for selling shares:” in the section entitled “Your Account — HOW TO SELL SHARES” is deleted in its entirety and replaced by the following:

By wire                                                                                                                                                          You may sell Fund shares and request that the proceeds be wired to your bank.  You must set up this feature prior to your request.  Be sure to complete the appropriate section of the account application for this feature.  Generally, the value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank.  There is a $7.50 charge for wiring sale proceeds to your bank.  (The transfer agent may waive this fee for omnibus and nominee accounts.)  Your bank may charge additional fees for such wire transfer.

(g)  The table entitled “Outlined below are the various options for selling shares:” in the section captioned “Your Account — HOW TO SELL SHARES” is amended by adding the following to the end thereof:

Through the internet                                                                                   You may sell Fund shares through the internet.  You will be required to accept the terms of an online agreement and to use a password in order to make internet redemptions.  The transfer agent has procedures in place to authenticate electronic instructions given via the internet.  For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.

INT-47/114209-0906

Columbia Acorn Trust

Columbia Acorn Fund
Columbia Acorn International
Columbia Acorn USA
Columbia Acorn Select
Columbia Acorn International Select
Columbia Thermostat Fund

Supplement dated October 6, 2006 to the
Class Z prospectuses dated May 1, 2006

The Funds listed above are each a “Fund” and collectively, the “Funds,” and the Columbia Acorn Trust is referred to as the “Trust.”  This supplement is effective December 4, 2006.

1.          In the prospectus for each fund, in the section entitled “The Fund — YOUR EXPENSES” footnote (1) of the table entitled “Shareholder Fees (commissions paid directly from your investment)” is deleted in its entirety. Additionally, the section entitled “Your Account — OTHER INFORMATION ABOUT YOUR ACCOUNT — Account Fees” is deleted in its entirety.

2.          In the prospectuses for Columbia Acorn Fund, Columbia Acorn USA, and Columbia Acorn Select, under the section entitled “ELIGIBLE INVESTORS”:

a.  The bullet point list entitled “No minimum initial investment” is deleted and replaced in its entirety by the following:

No minimum initial investment

•                  Any trustee or director (or family member) of Columbia Acorn Trust;

•                  Any employee (or family member) of Columbia Wanger Asset Management, L.P.; or

•                  Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

b.  In the prospectus for Columbia Acorn Fund and Columbia Acorn USA the bullet point list entitled “75,000 minimum initial investment (by purchase, exchange or transfer)” is deleted and replaced in its entirety by the following:

$75,000 minimum initial investment (by purchase, exchange or transfer)

•                  Any individual retirement account of an Eligible Investor;

•                  Any group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than compensation for shareholder servicing or sub-accounting performed in place of the Transfer Agent;

•                  Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who holds shares issued upon conversion of Primary A shares held prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who holds no-load shares issued upon the merger of a fund distributed by CMD;

•                  Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD (other than the Columbia Acorn Funds);

•                  Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary (other than Columbia Wanger Asset Management L.P.);

•                  Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund’s transfer agent (each investor purchasing through an intermediary must independently satisfy the $75,000 minimum investment requirement);

•                  Any client of Bank of America Corporation or a subsidiary purchasing through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

•      Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transferor rollover;

•                  Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;

•                  Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

•                  Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

c.  In the prospectus for Columbia Acorn Select, the bullet point list entitled “50,000 minimum initial investment (by purchase, exchange or transfer)” is deleted and replaced in its entirety by the following:

$50,000 minimum initial investment (by purchase, exchange or transfer)

•                  Any individual retirement account of an Eligible Investor;

•                  Any group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than compensation for shareholder servicing or sub-accounting performed in place of the Transfer Agent;

•                  Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who holds shares issued upon conversion of Primary A shares held prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who holds no-load shares issued upon the merger of a fund distributed by CMD;

•                  Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD (other than the Columbia Acorn Funds);

•                  Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary (other than Columbia Wanger Asset Management L.P.);

•                  Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund’s transfer agent (each investor purchasing through an intermediary must independently satisfy the $50,000 minimum investment requirement);

•                  Any client of Bank of America Corporation or a subsidiary purchasing through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

•      Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transferor rollover;

•                  Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;

•                  Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

•                  Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

3.  In the prospectuses of Columbia Acorn International, Columbia Acorn International Select and Columbia Thermostat Fund, the two bullet point lists in the section entitled “ELIGIBLE INVESTORS” are deleted in their entirety and replaced by the following:

No minimum initial investment

•                              Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•          Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transferor rollover;

$1,000 minimum initial investment (by purchase, exchange or transfer)

•                              Any individual Retirement account of an Eligible Investor; or

•                              Any group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than compensation for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

$2,500 minimum initial investment (by purchase, exchange or transfer)

•                  Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who holds shares issued upon conversion of Primary A shares held prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who holds no-load shares issued upon the merger of a fund distributed by CMD;

•                  Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

•                  Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

•                  Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund’s transfer agent (each investor purchasing through an intermediary must independently satisfy the minimum investment requirement noted above);

•                  Any client of Bank of America Corporation or a subsidiary purchasing through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

•                  Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;

•                  Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

•                  Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

4.  In the prospectus for each Fund:

a.               The table entitled “Outlined below are the various options for buying shares:” in the section entitled “Your Account — HOW TO BUY SHARES” is amended by adding the following to the end thereof:

Through the internet                                                                             You may purchase Fund shares through the internet.  You will be required to accept the terms of an online agreement and to use a password in order to make internet purchases.  The transfer agent has procedures in place to authenticate electronic instructions given via the internet.  For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.

b.               The following paragraph is added to the end of the section entitled “Your Account — HOW TO EXCHANGE SHARES”:

You also may exchange your shares through the internet.  You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges.  The transfer agent has procedures in place to authenticate electronic instructions given via the internet.  For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.

c.               The third paragraph in the section captioned “Your Account — HOW TO SELL SHARES” is deleted in its entirety and replaced by the following:

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in “good form”).  However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned.  No interest will be paid on uncashed redemption checks.  Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph “Non-Cash Redemptions” under the section “How to Sell Shares” in the Statement of Additional Information.

d.               The row captioned “By wire” in the table entitled “Outlined below are the various options for selling shares:” in the section entitled “Your Account — HOW TO SELL SHARES” is deleted in its entirety and replaced by the following:

By wire                                                                                                                                               You may sell Fund shares and request that the proceeds be wired to your bank.  You must set up this feature prior to your request.  Be sure to complete the appropriate section of the account application for this feature.  Generally, the value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank.  There is a $7.50 charge for wiring sale proceeds to your bank.  (The transfer agent may waive this fee for omnibus and nominee accounts.)  Your bank may charge additional fees for such wire transfer.

e.               The table entitled “Outlined below are the various options for selling shares:” in the section captioned “Your Account — HOW TO SELL SHARES” is amended by adding the following to the end thereof:

Through the internet                                                                               You may sell Fund shares through the internet.  You will be required to accept the terms of an online agreement and to use a password in order to make internet redemptions.  The transfer agent has procedures in place to authenticate electronic instructions given via the internet.  For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.

INT-47/114210-0906